PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 16.7%
Collateralized Loan Obligations 16.7%
Anchorage Capital CLO Ltd.,
Series 2016-08A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.317%(c)	10/27/38		6,000	$6,021,566
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.614(c)	07/22/37		10,000	10,014,380

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.575(c)	01/20/38		10,000	10,040,769
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.323(c)	07/15/30		6,245	6,249,130
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	04/15/35	EUR	3,750	4,363,386
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	03/31/38		6,000	6,019,557
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.417(c)	04/24/34		20,000	20,015,200
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	07/15/37		11,500	11,534,955
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/38		11,000	11,033,073
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.430(c)	07/17/37		9,650	9,682,128
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/35		12,400	12,425,529
Davis Park CLO Ltd., Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	07/20/38		4,500	4,513,704
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.673(c)	10/15/37		8,125	8,150,946
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.273(c)	07/15/34		2,500	2,503,268

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.625(c)	10/20/37		9,275	9,299,109
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.367(c)	07/25/38		13,600	13,643,919
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.870(c)	04/28/37		13,500	13,520,035
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.573(c)	04/15/35		12,500	12,503,961
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.773(c)	04/15/37		4,000	4,005,318

Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.595(c)	04/18/37		11,000	11,016,903
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.715(c)	07/15/31		3,159	3,162,948
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.775(c)	07/20/37		7,650	7,662,818
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2016-01A, Class BR3, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.317(c)	04/24/37		10,000	10,025,092
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	07/15/37		8,100	8,122,691

Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	10/31/37		7,600	7,620,818
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.925(c)	04/20/37		5,000	5,007,431
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	01/20/38		10,550	10,565,083
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.625(c)	03/20/38		20,000	20,074,242
Regatta Funding Ltd. (Cayman Islands), Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.423(c)	09/06/37		13,500	13,554,397
Signal Peak CLO Ltd. (Cayman Islands), Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.422(c)	01/21/38		9,185	9,196,756

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500%	01/17/32	EUR	4,500	$5,000,926
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	01/20/38		12,150	12,189,359
Series 2022-02A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.525(c)	01/20/36		12,000	12,018,241

Trimaran CAVU Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	03/18/38		10,000	10,029,360
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	5.592(c)	10/17/32		8,650	8,667,282
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.125(c)	07/15/31		1,169	1,170,768
					330,625,048
Other 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		780	813,838

Total Asset-Backed Securities (cost $329,860,013)					331,438,886
Commercial Mortgage-Backed Securities 1.4%
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.627(c)	02/15/35		4,750	4,708,449
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.068(c)	02/15/42		2,350	2,355,141
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		9,830	10,245,119
SLG Office Trust,
Series 2021-OVA, Class F, 144A	2.851	07/15/41		4,720	3,911,234
Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41		7,000	7,045,023

Total Commercial Mortgage-Backed Securities (cost $28,059,699)					28,264,966
Corporate Bonds 11.6%
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30		375	349,219
Sr. Unsec’d. Notes, 144A	8.750	01/15/32		1,685	1,642,875
					1,992,094
Banks 8.4%
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85		28,000	28,862,064
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)		1,425	1,444,668
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)		9,870	10,059,260
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)		10,295	10,391,688
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)		15,435	15,710,050
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)		5,685	5,794,216
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.437(c)	07/01/26(oo)		23,015	23,017,573
Jr. Sub. Notes, Series PP	6.100(ff)	07/01/31(oo)		2,316	2,330,004
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	6.350(ff)	11/24/84		13,925	13,420,219
Jr. Sub. Notes	6.500(ff)	11/24/85		13,150	12,855,139

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes(a)	6.600%(ff)	06/05/34(oo)	2,725	$2,752,250
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	8,415	8,476,647
Jr. Sub. Notes	7.250(ff)	07/31/84	16,005	16,565,175

Wells Fargo & Co., Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	14,000	14,091,312
				165,770,265
Commercial Services 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	396,246
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	3,850	3,956,743
				4,352,989
Diversified Financial Services 0.1%
Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	2,275	2,277,240
Electric 0.5%
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	5,375	5,403,479
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,258,820
				10,662,299
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	4,200	3,870,720
Housewares 0.0%
SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	2,138	329,729
Investment Companies 0.7%
Apollo Debt Solutions BDC, Sr. Unsec’d. Notes, 144A(a)	5.700	01/23/31	3,000	2,950,309
Ares Strategic Income Fund, Sr. Unsec’d. Notes, 144A(a)	5.550	04/15/31	3,000	2,920,799
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	8,400	8,320,179
				14,191,287
Media 0.3%
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	112,093
Gtd. Notes, 144A	4.125	12/01/30	200	114,163
Gtd. Notes, 144A	5.375	02/01/28	475	300,970
Gtd. Notes, 144A	5.500	04/15/27	200	144,000
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	700	167,828
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	2,157	506,347
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	49,738
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	400	362,034
Gtd. Notes	7.375	07/01/28	350	339,811

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.750%	07/01/26	1,000	$997,611

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	2,800	2,887,023
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	170	138,613
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	200	205,252
				6,325,483
Oil & Gas 0.3%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,693,577
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	568	559,053
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	170	167,716
				5,650,265
Oil & Gas Services 0.1%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	1,260	1,300,881
Pipelines 0.2%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	3,250	3,210,532
Real Estate 0.0%
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	1,010,565
Real Estate Investment Trusts (REITs) 0.4%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	6,851,435
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,246,030
				8,097,465
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	1,320	1,207,800
Telecommunications 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	149	15
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	197	—
				15

Total Corporate Bonds (cost $230,376,017)				230,249,629

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 64.2%
Advertising 0.3%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.000%	8.960%(c)	02/15/29		6,973	$5,934,800
Aerospace & Defense 0.6%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30		4,738	4,680,367
Propulsion BC Finco Sarl (Spain), Term Loan, 1 Month SOFR + 2.500%	6.200(c)	12/01/32		2,550	2,558,849
Transdigm, Inc., Tranche M Term Loan, 1 Month SOFR + 2.500%	6.120(c)	08/19/32		4,149	4,159,137
					11,398,353
Agriculture 0.4%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	7.985(c)	08/13/30		8,231	8,233,966
Airlines 0.6%
American Airlines, Inc.,
Repriced Term Loan, 3 Month SOFR + 2.250%	5.925(c)	04/20/28		2,876	2,863,119
Term B Loan, 1 Month SOFR + 3.000%	6.613(c)	05/31/33		2,125	2,103,750

Onesky Flight LLC, Initial Term Loan, 1 Month SOFR + 2.750%	6.375(c)	02/17/33		1,917	1,918,586
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442(c)	04/01/31		4,260	4,221,264
					11,106,719
Auto Parts & Equipment 1.6%
American Axle & Manufacturing, Inc., Tranche C Term Loan, 3 Month SOFR + 3.350%	6.912(c)	02/03/33		3,193	3,194,091
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32		11,341	11,346,176
Constellation Automotive Group Ltd. (United Kingdom), Facility B (EUR) Commitment, 6 Month EURIBOR + 6.250%^	8.373(c)	04/03/31	EUR	2,500	2,974,320
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)		11,941	5,732
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28		7,881	7,859,309
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28		6,623	6,611,420
					31,991,048
Beverages 0.3%
Brewco Borrower LLC, Term Loan, 3 Month SOFR + 7.000%^	10.666(c)	09/30/30		1,252	500,705
Pegasus Bidco BV (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.401(c)	07/12/29		4,901	4,908,777
					5,409,482
Biotechnology 0.2%
Grifols International Services Designated Activity Company, First Lien Dollar Tranche B Term Loan, 6 Month SOFR + 2.500%	6.187(c)	04/30/33		3,600	3,616,560
Building Materials 1.5%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870(c)	07/08/30		4,751	4,129,013

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)
Cornerstone Building Brands, Inc.,
New Term B Loan, 3 Month SOFR + 3.250%	7.024%(c)	04/12/28	3,180	$1,880,876
Term Loan, 3 Month SOFR + 5.625%	9.299(c)	08/01/28	4,743	2,711,394

Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.427(c)	02/26/32	5,211	5,187,854
HP PHRG Borrower LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	7.700(c)	02/20/32	4,268	4,253,069
OEP Glass Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	03/07/33	5,850	5,839,060
Quikrete Holdings, Inc., 2029 Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	03/19/29	2,821	2,823,669
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	8.735(c)	10/12/28	2,376	2,219,482
				29,044,417
Chemicals 3.4%
A-AP Buyer, Inc., Initial Term Loan, 3 Month SOFR + 2.750%	6.413(c)	09/09/31	1,812	1,816,861
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	8,300	7,743,900
Archroma Finance Sarl (Luxembourg), Facility B2A Loan, 6 Month SOFR + 5.500%	9.364(c)	06/30/27	898	811,259
Basf Coatings, Term B Loan, 1 Month SOFR + 3.500%	7.154(c)	05/31/33	2,925	2,930,031
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.250%	8.666(c)	09/30/28	3,721	3,488,698
First Lien Facility B, 3 Month SOFR + 0.100%	3.770(c)	12/29/28	3,524	2,521,690
Second Lien Facility B, 3 Month SOFR + 0.100%	3.770(c)	12/29/28	7,648	277,228

Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.211(c)	08/18/28	4,547	4,183,128
Ineos US Petrochem LLC, New Term B Loan, 1 Month SOFR + 4.350%	7.970(c)	04/02/29	1,354	1,247,534
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	5,398	4,986,671
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan	12.000	01/03/29(d)	6,859	150,083
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	6.938(c)	04/03/28	6,594	6,593,907
November 2024 B-2 Dollar Term Loan, 6 Month SOFR + 3.250%	6.937(c)	04/03/28	3,050	3,049,302

Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	6.653(c)	10/09/31	6,268	6,272,375
SCIH Salt Holdings, Inc., Term B-1 Loan, 6 Month SOFR + 2.750%	6.350(c)	01/31/29	5,130	5,141,553
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	8,756	8,495,802
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	6.160(c)	09/30/31	4,467	3,748,411
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	2,528	1,896,036
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)	4,665	93,291

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)	2,558	1,918,259
				67,366,019
Commercial Services 6.6%
Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.632(c)	05/21/31	5,840	5,852,101

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870%(c)	08/20/32	11,390	$11,425,452
Belfor Holdings, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	11/01/30	4,886	4,897,897
Boluda Towage Luxembourg Sarl (Luxembourg), Term Loan	—(p)	06/30/33	1,600	1,606,000
Catawba Nation Gaming Authority, Initial Term B Loan, 3 Month SOFR + 4.750%	8.413(c)	03/29/32	6,990	7,011,879
CCRR Parent, Inc., 2022 Incremental Term Loan, 3 Month SOFR + 4.350%	8.023(c)	03/06/28	2,110	706,979
CHG Healthcare Services, Inc., Amendment No. 8 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.638(c)	09/29/31	2,025	2,026,863
Cimpress USA, Inc. (Ireland), Term B Loan, 1 Month SOFR + 2.500%^	6.132(c)	06/03/33	3,225	3,229,031
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	7.700(c)	04/09/31	5,732	5,663,810
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.200(c)	01/31/31	1,302	1,129,322
EAB Global, Inc., Term Loan, 3 Month SOFR + 3.000%	6.700(c)	08/16/30	4,489	3,698,946
First Advantage Holdings LLC, Term B Loan, 3 Month SOFR + 2.750%	6.450(c)	10/31/31	712	703,823
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	6.370(c)	06/02/31	4,971	4,774,656
Ingenovis Health, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.250%	8.184(c)	03/06/28	17,205	5,634,694
Term Loan^	—(p)	05/27/32	85	51,013

Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.000%	7.700(c)	11/01/31	6,997	7,021,025
Kuehg Corp., Term Loan, 3 Month SOFR + 2.750%	6.450(c)	06/12/30	4,482	4,254,107
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 3.850%	7.470(c)	02/23/29	3,659	3,634,164
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6 Month SOFR + 3.000%	6.669(c)	05/04/28	3,946	3,942,377
Mister Car Wash Holdings, Inc., Incremental First Lien Term B Loan, 1 Month SOFR + 3.000%	6.641(c)	03/27/31	1,850	1,858,862
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30	2,269	2,253,327
Second Out Term Loan, 3 Month SOFR + 4.862%	8.525(c)	12/31/30	6,489	5,441,972

Neon Maple Purchaser, Inc., First Amendment Tranche Term B-1 Loan, 1 Month SOFR + 2.500%	6.120(c)	11/17/31	4,283	4,256,353
NorthAB LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.200(c)	11/24/28	8,008	7,416,219
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	6.433(c)	12/31/32	4,618	4,634,324
Parexel International, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	12/12/31	3,556	3,560,177
Pearls (Netherlands) Bidco BV, Term B Loan B (USD), 3 Month SOFR + 3.250%	6.913(c)	02/26/29	1,737	1,597,955
Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.120(c)	11/05/32	8,146	8,122,837
TruGreen LP, First Lien Second Refinancing Term Loan, 3 Month SOFR + 4.100%	7.766(c)	11/02/27	4,594	4,381,800

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	7.700%(c)	11/29/30		5,434	$5,206,591
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	6.652(c)	08/09/30		4,659	4,582,902
					130,577,458
Computers 2.5%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32		10,047	10,021,889
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	10/31/30		5,302	5,275,465
Liquid Tech Solutions HO, 2025 Term B Loan, 1 Month SOFR + 3.000%	6.638(c)	06/27/31		7,110	7,039,167
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29		8,322	7,543,693
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29		463	461,593
Ping Identity Corp., Initial Term Loan, 1 Month SOFR + 2.750%	6.381(c)	11/15/32		5,825	5,748,576
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	8.700(c)	05/18/28		362	108,018
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.450(c)	10/03/31		859	800,690
Tempo Acquisition LLC, Term B Loan, 1 Month SOFR + 1.750%	5.370(c)	08/31/28		3,095	2,562,384
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.175(c)	08/18/28		10,457	9,859,385
					49,420,860
Consumer Services 0.5%
Parfums De Marly, Term Loan, 3 Month SOFR + 5.250%^	8.880(c)	09/01/28		4,665	4,665,000
University Support Services LLC (Grenada), Initial Term Loan, 1 Month SOFR + 2.750%	6.423(c)	02/12/29		4,834	4,772,380
					9,437,380
Cosmetics/Personal Care 0.5%
Prestige Brands, Inc., Term B Loan, 1 Month SOFR + 2.000%	5.579(c)	05/31/33		2,675	2,681,688
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	8.288(c)	02/26/29	GBP	5,775	7,785,514
					10,467,202
Distribution/Wholesale 1.3%
Gloves Buyer, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	7.620(c)	05/21/32		5,149	5,149,125
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.700(c)	06/20/31		8,134	8,107,188
Quimper AB (Sweden), 2026 Term B Loan, 3 Month EURIBOR + 3.000%	5.122(c)	03/31/30	EUR	4,500	5,269,165
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.370(c)	08/01/30		6,762	6,734,611
					25,260,089

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services 1.7%
Azorra Soar TLB Finance Ltd. (Cayman Islands), Initial Term Loan, 3 Month SOFR + 2.500%	6.174%(c)	10/18/29	3,290	$3,305,193
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.120(c)	09/15/31	7,169	7,042,533
Gategroup Finance SA (Luxembourg), Senior Facility B2 (USD), 3 Month SOFR + 3.500%	7.192(c)	06/10/32	5,553	5,574,106
Hudson River Trading LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.103(c)	03/18/30	7,429	7,416,103
Jefferies Finance LLC, 2024 Initial Term Loan, 1 Month SOFR + 2.750%	6.390(c)	10/21/31	5,134	5,112,088
Jupiter Borrower, Inc., Term B Loan, 1 Month SOFR + 2.750%	6.381(c)	04/30/33	1,600	1,604,672
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.120(c)	06/21/31	3,090	3,092,945
				33,147,640
Electric 0.3%
Discovery Energy Holding Corp., Term Loan, 3 Month SOFR + 3.000%	6.700(c)	05/01/31	3,513	3,520,582
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	9.200(c)	07/20/28	2,896	2,809,281
				6,329,863
Electronics 0.1%
LSF12 Crown US Commercial Bidco LLC, 2026 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.649(c)	12/02/31	2,984	3,001,557
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	6.485(c)	03/24/28	1,983	1,984,753
Engineering & Construction 1.1%
Aegion Corp., Initital Term Loan, 3 Month SOFR + 2.750%	6.416(c)	04/25/33	6,772	6,753,029
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.500%	6.120(c)	07/01/31	5,081	5,096,168
Michael Baker International LLC, First Lien Term B Loan, 3 Month SOFR + 4.000%	7.663(c)	12/01/28	4,829	4,829,476
Red SPV LLC (United Kingdom), Initial Term Loan, 1 Month SOFR + 2.250%	5.834(c)	03/15/32	2,422	2,420,646
Salas O’Brien, Inc., Initial Term Loan, 1 Month SOFR + 2.750%^	6.370(c)	01/31/33	1,749	1,747,099
				20,846,418
Entertainment 3.9%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.350(c)	02/10/27	6,314	4,180,906
Allwyn Entertainment Financing (US) LLC, Term B Loan, 3 Month SOFR + 2.500%	6.163(c)	11/24/32	8,175	8,115,731
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, 1 Month SOFR + 7.000%	12.350(c)	01/04/29	5,476	5,481,094
Betclic Everest Group, Additional Facility B (USD), 3 Month SOFR + 2.750%	6.411(c)	12/10/31	3,375	3,386,239
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	5.870(c)	02/06/31	1,818	1,753,887
Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	02/06/30	6,431	6,238,419

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)

Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.145%(c)	12/02/31	11,467	$11,480,947
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33	10,750	10,768,490
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.620(c)	08/30/30	1,910	1,910,228
Great Canadian (Canada), 2024 Refinancing Term Loan, 3 Month SOFR + 4.750%	8.437(c)	11/01/29	2,510	2,438,465
Motion Finco LLC (United Kingdom), Facility B3, 3 Month SOFR + 3.500%	7.200(c)	11/12/29	2,114	1,797,230
Pioneer Opco, LLC, Term B Loan, 1 Month SOFR + 3.250%	6.899(c)	05/15/33	7,850	7,897,414
RunItOneTime LLC,
Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.120(c)	10/15/26	1,119	1,008,043
New Money DIP Loan, 1 Month SOFR + 12.500%^	16.120(c)	10/16/26	425	380,359
Second Out Term Loan^	11.781	06/05/28(d)	7,574	8
Term Loan, 3 Month SOFR + 8.500%^	15.750(c)	06/03/28(d)	3,198	3

Voyager Parent LLC, 2026 Refinancing Term B Loan, 3 Month SOFR + 4.250%	7.950(c)	07/01/32	10,476	10,471,919
				77,309,382
Environmental Control 1.5%
Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.000%	6.700(c)	10/24/30	2,881	2,868,273
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.166(c)	03/03/32	4,570	4,570,661
Heritage Environmental Services, Inc., Initial Term Loan, 3 Month SOFR + 3.000%^	6.692(c)	04/01/33	3,915	3,929,681
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 3.000%	6.710(c)	10/17/30	5,816	5,820,712
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 6 Month SOFR + 2.750%	6.378(c)	11/08/32	4,784	4,789,605
MIP V Waste Holdings LLC, Tranche B-2 Term Loan, 3 Month SOFR + 2.750%^	6.413(c)	08/20/32	2,430	2,435,998
Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 2.750%	6.450(c)	10/24/31	2,070	2,071,892
WIN Waste Innovations Holdings, Inc., New Term B-2, 1 Month SOFR + 3.364%	6.985(c)	03/24/28	3,945	3,953,877
				30,440,699
Foods 0.5%
Froneri International Ltd., Facility B4, 6 Month SOFR + 2.250%	5.877(c)	09/30/31	4,148	4,119,053
Nourish Buyer I, Inc., 2026-1 Term Loan, 3 Month SOFR + 4.000%	7.669(c)	07/09/32	6,385	6,416,925
				10,535,978
Forest Products & Paper 0.3%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31	5,954	5,870,490
Gas 0.1%
Subterra Energy Borrower LLC, Term Loan^	—(p)	06/30/33	2,975	2,967,562

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Hand/Machine Tools 0.1%
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.108%(c)	09/26/31	2,667	$2,672,680
Healthcare & Pharmaceuticals 0.2%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 1 Month SOFR + 4.000%	7.620(c)	01/21/30	4,178	4,179,812
Healthcare-Products 0.6%
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.370(c)	01/15/31	5,980	5,999,435
Hologic, Inc., USD Initial Term B Loan, 3 Month SOFR + 2.250%	5.924(c)	04/07/33	2,671	2,642,928
QuidelOrtho Corp., Term B Loan, 1 Month SOFR + 4.000%	7.620(c)	08/20/32	3,682	3,508,175
				12,150,538
Healthcare-Services 3.3%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	8.063(c)	02/15/29	7,156	3,595,925
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	7.888(c)	02/11/28	4,169	4,163,031
Confluent Health LLC, Initial Term Loan, 1 Month SOFR + 4.000%	7.735(c)	11/30/28	3,305	2,875,365
Electron Bidco, Inc., 2026 Term Loan, 1 Month SOFR + 2.500%	6.120(c)	02/06/33	4,665	4,681,730
Envision Healthcare Operating, Inc., 2026 Replacement Term Loan, 1 Month SOFR + 5.000%	8.631(c)	06/25/30	8,971	8,989,129
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31	5,809	5,755,763
Midwest Physician Administrative Services LLC, First Lien Term Loan, 3 Month SOFR + 3.262%	6.961(c)	03/13/28	5,539	5,211,740
Phoenix Guarantor, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.500%	6.152(c)	02/21/31	6,155	6,165,680
Select Medical Corp, Select Medical Term B Loan, 1 Month SOFR + 3.000%^	6.631(c)	12/03/31	1,975	1,979,937
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	8.961(c)	06/28/28	2,353	2,321,114
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	10.461(c)	06/28/28	3,424	3,444,272
Tranche C Term Loan, 3 Month SOFR + 7.012%	10.711(c)	06/28/29	4,920	4,781,833

Upstream Newco, Inc., December 2025 Extended Modified Term Loan, 3 Month SOFR + 4.512%	8.187(c)	11/20/29	11,319	10,688,104
				64,653,623
Holding Companies-Diversified 0.5%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30	11,292	10,229,546
Home Furnishings 0.5%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	6.970(c)	06/29/28	11,033	10,089,584
Housewares 0.3%
Hunter Douglas Holding BV (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	6.700(c)	01/17/32	5,555	5,543,134

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 2.5%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620%(c)	11/06/30		11,720	$11,104,524
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32		1,975	1,867,702

Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	9.028(c)	01/20/29		3,007	3,007,180
Asurion LLC/Asurion Co-Issuer, Inc., New B-14 Term Loan, 1 Month SOFR + 3.750%	7.413(c)	02/23/33		19,022	18,542,765
Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	06/13/31		5,612	5,534,429
HIG Finance 2 Ltd. (United Kingdom), 2025-3 Dollar Refinancing Term Loan, 1 Month SOFR + 2.750%	6.370(c)	04/18/30		645	616,645
Lockton, Inc., Term B Loan, 3 Month SOFR + 2.000%^	5.657(c)	05/09/33		1,100	1,100,000
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.120(c)	07/31/31		8,398	8,387,927
					50,161,172
Internet 1.1%
Denali Intermediate Holdings, Inc.,
Revolver Loan, 1 Month SOFR + 5.500%^	9.120(c)	08/26/32		224	211,645
Term Loan, 1 Month SOFR + 5.500%	9.108(c)	08/26/32		6,770	6,380,528

Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28		1,588	292,742
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	05/03/28		10,094	9,758,549
2024 December New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	12/31/31		4,193	3,612,619
Term Loan	—(p)	02/23/29		2,825	2,448,343
					22,704,426
Investment Companies 0.4%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	07/30/31		4,789	4,800,602
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	2,307	3,213,797
					8,014,399
Leisure Time 2.2%
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	11/24/28		2,427	2,428,919
Bulldog Purchaser, Inc., Term Loan, 3 Month SOFR + 3.250%	6.913(c)	02/04/33		5,137	5,149,968
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		3,994	3,914,416
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	7.720(c)	12/01/28		7,462	7,022,148
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.374(c)	01/30/32	EUR	8,325	9,637,453
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 2.500%	6.120(c)	05/01/31		4,001	3,977,794
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.417(c)	02/20/30		5,805	5,790,847
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%^	8.200(c)	08/18/32		4,925	4,875,997
					42,797,542

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Lodging 0.3%
Fertitta Entertainment LLC, Initial Term B Loan, 1 Month SOFR + 3.250%	6.870%(c)	01/27/29	5,550	$5,527,790
Machinery-Diversified 2.0%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.182(c)	03/15/30	5,682	5,685,013
Columbus McKinnon Corp., Term B Loan, 3 Month SOFR + 3.500%	7.200(c)	02/03/33	2,563	2,566,436
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 3 Month SOFR + 3.250%	6.950(c)	11/26/32	3,763	3,782,560
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.667(c)	12/21/29	6,841	6,538,064
Hillenbrand, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.120(c)	02/10/33	2,780	2,760,744
Hyster-Yale Group, Inc., Term B loan Facility, 1 Month SOFR + 3.614%	7.235(c)	05/26/28	643	624,299
Merlin Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.000%	7.680(c)	04/15/33	625	628,519
Pro Mach, Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.370(c)	10/18/32	4,878	4,883,131
TK Elevator Midco GmbH (Germany), (USD) Term B Loan, 6 Month SOFR + 2.750%	6.377(c)	04/30/30	9,230	9,302,562
Victory Buyer LLC, Initial Term Loan, 3 Month SOFR + 3.000%	6.663(c)	02/11/33	1,925	1,936,069
				38,707,397
Media 1.4%
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.120(c)	06/28/32	4,020	4,017,374
Term B-7 Loan, 1 Month SOFR + 2.750%	6.370(c)	03/18/33	2,569	2,569,697
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29	500	499,585
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29	500	499,585
First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29	11,309	10,215,287
Sinclair Television Group, Inc.,
Term B-6 Loan, 1 Month SOFR + 3.414%	7.035(c)	12/31/29	277	250,347
Term B-7 Loan, 1 Month SOFR + 4.200%	7.820(c)	12/31/30	2,755	2,475,831

Sunrise HoldCo III BV, Facility AAA, 6 Month SOFR + 2.500%	6.114(c)	02/15/32	2,775	2,767,785
Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	6.967(c)	03/31/31	5,895	5,294,948
				28,590,439
Metal Fabricate/Hardware 1.3%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30	1,188	1,191,956
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30	7,419	7,443,304

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%^	9.250(c)	10/12/28	7,209	7,208,547
Tega MC Australia Holdings Pty Ltd. (Australia), Term B Loan, 1 Month SOFR + 3.500%^	7.131(c)	06/01/33	4,110	4,125,412
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.108(c)	08/23/32	958	959,580
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%	9.682(c)	03/01/30	4,421	4,011,780
				24,940,579

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Mining 0.2%
Arsenal AIC Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.370%(c)	08/18/30	3,604	$3,613,922
Miscellaneous Manufacturing 0.5%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.235(c)	11/30/28	5,240	5,254,617
Plastipak Holdings, Inc., Tranche B Term Loan, 1 Month SOFR + 2.500%	6.120(c)	09/24/32	3,905	3,897,095
				9,151,712
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 1 Month SOFR + 3.750%	7.381(c)	07/09/31	4,733	4,745,666
Oil & Gas Services 0.2%
Deep Blue Operating I LLC, Initial Term Loan, 1 Month SOFR + 2.250%	5.895(c)	10/01/32	3,475	3,486,572
Packaging & Containers 2.1%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	03/22/29	3,668	3,673,829
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	6.870(c)	04/01/32	7,274	6,867,833
Term B Loan, 1 Month SOFR + 3.175%	6.795(c)	04/13/29	5,139	5,003,898

Graham Packaging Co., Inc., Initial Term Loan, 1 Month SOFR + 2.250%	5.870(c)	01/26/33	2,025	2,027,106
Owens-Brockway Glass Container, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	09/30/32	3,491	3,457,420
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 3.750%	7.370(c)	02/01/29	2,063	2,073,600
ProAmpac PG Borrower LLC, First Lien Initial USD Term Loan, 3 Month SOFR + 4.000%	7.664(c)	03/07/33	3,125	3,056,656
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	7.390(c)	12/15/28	5,545	5,532,634
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.120(c)	04/19/31	3,066	3,067,169
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28	6,329	6,104,787
				40,864,932
Pharmaceuticals 1.6%
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	08/02/32	7,734	7,772,299
Dechra Pharmaceuticals Holdings Ltd., Facility B3, 6 Month SOFR + 2.750%	6.387(c)	01/27/32	3,400	3,408,194
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	7.800(c)	10/01/27	10,981	10,775,391
Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.899(c)	03/31/31	4,000	3,960,000
Upstream Newco, Inc., Tranche E Term Loan, 3 Month SOFR + 3.000%	6.700(c)	09/29/32	5,687	5,703,105
				31,618,989
Pipelines 0.9%
FR BR Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.250%^	7.950(c)	10/31/30	3,943	3,943,179

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pipelines (cont’d.)
GIP Pilot Acquisition Partners LP, Amendment No. 3 Refinancing Term Loan, 3 Month SOFR + 2.000%^	5.641%(c)	05/19/33	489	$488,256
NGL Energy Operating LLC, Initial Term Loan, 1 Month SOFR + 3.500%	7.131(c)	03/11/33	2,750	2,756,380
Rockpoint Gas Storage Partners LP (Canada), Amendment No. 3 Refinancing Term Loan, 1 Month SOFR + 2.250%	5.907(c)	09/18/31	5,236	5,245,963
Traverse Midstream Partners LLC, Traverse Midstream Term B Loan, 1 Month SOFR + 2.250%	5.881(c)	05/31/33	2,025	2,027,531
Venture Global Calcasieu Pass LLC, Initial Term Loan, 6 Month SOFR + 3.250%	6.954(c)	04/11/33	3,495	3,503,738
				17,965,047
Real Estate 0.4%
Domain Greenbough Partner 2 LLC, Term Loan^	—(p)	01/23/32	5,031	5,031,360
Greystar Real Estate Partners LLC, Term B-3 Loan, 3 Month SOFR + 2.500%^	6.166(c)	08/21/30	3,183	3,191,257
				8,222,617
Real Estate Investment Trusts (REITs) 1.9%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.500%^	6.120(c)	05/09/29	5,777	5,762,772
Term B-8 Loan, 1 Month SOFR + 2.500%	6.120(c)	12/19/32	4,589	4,578,451

Brookfield Property REIT, Inc., 2026 Replacement Term Loan, 1 Month SOFR + 3.000%	6.620(c)	05/28/30	24,403	24,459,363
Starwood Property Mortgage LLC, Incremental Term B-2 Repricing Term Loan, 1 Month SOFR + 2.000%	5.620(c)	09/24/32	1,225	1,223,849
TPG RE Finance Trust, Inc., Term Loan, 1 Month SOFR + 2.750%^	6.379(c)	05/16/33	1,425	1,425,000
				37,449,435
Retail 2.0%
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	11/01/31	3,620	3,072,575
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	6.938(c)	06/29/29	2,880	2,568,976

Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	6.870(c)	01/23/32	8,926	8,966,296
LBM Acquisition LLC,
Amendment No. 4 Incremental Term loan, 1 Month SOFR + 5.000%	8.584(c)	06/06/31	2,736	2,422,977
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31	3,029	2,433,286

Peer Holding III BV (Netherlands), Term B-5 Loan, 3 Month SOFR + 2.500%	6.200(c)	07/01/31	5,900	5,912,113
PrimeSource/Park River Holdings, 2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.192(c)	03/17/31	5,308	5,284,680
Raising Canes Restaurants LLC, Term Loan, 1 Month SOFR + 2.000%	5.620(c)	06/06/33	5,500	5,479,375
Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.364%	6.985(c)	07/28/28	2,100	2,077,008
White Cap Supply Holdings LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	6.870(c)	10/19/29	1,974	1,959,192
				40,176,478
Semiconductors 0.3%
Altar Bidco, Inc., Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	9.108(c)	02/01/30	6,729	6,270,528

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 4.7%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.402%(c)	02/15/29	11,882	$11,867,224
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.666(c)	07/30/31	5,501	5,143,181
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.370(c)	01/31/31	3,138	2,958,467
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	9.720(c)	10/08/29	3,320	2,490,000
Term Loan, 1 Month SOFR + 3.850%	7.470(c)	10/08/28	5,207	4,423,046

Coreweave Compute Acquisition Co IV LLC, Additional Delayed Draw Term Loan	4.550	11/30/31	1,270	1,295,642
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.399(c)	05/01/31	4,188	3,922,504
Databank Oracle, Term Loan, 1 Month SOFR + 3.000%^	6.530(c)	03/06/29	4,050	4,050,466
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.250%	5.870(c)	10/30/30	7,230	7,226,963
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.120(c)	01/30/32	9,918	9,541,455
HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	6.870(c)	09/27/30	528	503,250
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.182(c)	10/30/31	7,938	7,157,035
Oak-Eagle Acquireco, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.131(c)	06/30/33	6,775	6,795,596
Relativity Intermediate Holdco LLC, Term Loan, 1 Month SOFR + 2.750%	6.370(c)	01/30/33	1,475	1,469,469
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.985(c)	07/14/28	2,923	1,514,870
UKG, Inc., Term B Loan, 3 Month SOFR + 2.500%	6.038(c)	02/10/31	7,649	7,383,186
Veeam Software/VS Buyer, 2025 Repriced First Lien Term B Loan, 3 Month SOFR + 2.250%	5.913(c)	04/14/31	3,856	3,730,317
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.120(c)	12/21/29	5,002	4,711,062
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	6.370(c)	09/28/29	6,956	6,856,695
				93,040,428
Telecommunications 2.0%
Aventiv Technologies,
Bridge Loan	13.949	09/30/26(d)	352	354,776
Second Out Term Loan	22.922	09/30/26(d)	292	287,502

Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.120(c)	09/27/29	955	957,931
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31	2,075	1,974,134
Crown Subsea Communications Holding, Inc., 2026 Term Loan, 1 Month SOFR + 3.000%	6.620(c)	01/30/31	5,646	5,676,803
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	5.870(c)	09/20/30	1,790	1,771,205
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	8,800	8,833,000
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.400(c)	08/01/29	1,914	1,520,195
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	7.145(c)	10/30/31	8,728	8,727,836

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Vantor Holdings, Inc., Initial Term Loan, 6 Month SOFR + 4.500%	8.118%(c)	03/03/33	3,965	$3,955,088
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.735(c)	10/24/29	824	741,430
Second Out Term Loan, 1 Month SOFR + 1.614%^	6.000(c)	10/24/31	2,746	1,826,283

Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	2,194	2,191,738
				38,817,921
Toys/Games/Hobbies 0.1%
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month SOFR + 5.000%^	8.620(c)	04/26/30	2,494	2,468,812
Transportation 0.5%
First Student Bidco, Inc.,
Initial Term C Loan, 3 Month SOFR + 2.250%	5.950(c)	08/15/30	701	703,237
Term B Loan, 3 Month SOFR + 2.250%	5.950(c)	08/15/30	3,834	3,843,349

GB AID Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.250%	7.913(c)	04/29/33	2,625	2,629,095
Savage Enterprises LLC, Amendment No. 8 Loan, 1 Month SOFR + 2.000%	5.630(c)	08/05/32	3,415	3,413,483
				10,589,164

Total Floating Rate and Other Loans (cost $1,332,019,159)				1,271,143,579
Residential Mortgage-Backed Securities 0.9%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/33	4,119	4,151,395
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.944(c)	03/29/27	7,498	7,552,753
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.694(c)	09/27/28	6,640	6,725,870

Total Residential Mortgage-Backed Securities (cost $18,256,881)				18,430,018
U.S. Treasury Obligations(k) 0.9%
U.S. Treasury Bonds	4.625	11/15/44	9,405	9,021,452
U.S. Treasury Notes	3.500	09/30/26	4,050	4,046,045
U.S. Treasury Notes	4.125	01/31/27	425	425,847
U.S. Treasury Notes	4.250	11/30/26	600	601,383
U.S. Treasury Notes	4.250	12/31/26	2,600	2,606,398

Total U.S. Treasury Obligations (cost $17,297,567)				16,701,125

	Shares
Affiliated Exchange-Traded Funds 0.2%
Fixed Income
PGIM Active High Yield Bond ETF	75,000	2,627,250
PGIM Floating Rate Income ETF	1,597	78,980

Total Affiliated Exchange-Traded Funds (cost $2,678,231)(wa)		2,706,230

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks 1.1%
Chemicals 0.0%
Venator Materials PLC*^(x)	10,549	$1
Food Products 0.0%
TopCo Units Equity*^	27,892	3
Gas Utilities 0.1%
Ferrellgas Partners LP*	102,265	2,496,289
Health Care Providers & Services 0.2%
Sound Physicians Holdings LLC (Class A Stock)*^(x)	10,144,042	3,276,525
Sound Physicians Holdings LLC (Class A2 Stock)*^(x)	454,115	454,115
		3,730,640
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	244,231	42,740
IT Services 0.0%
ConvergeOne Holdings, Inc.*	200,211	36,639
Oil, Gas & Consumable Fuels 0.8%
Expand Energy Corp.	22,789	2,118,921
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	8,021	565,481
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	182,367	12,856,873
Heritage Power LLC, Litigation Trust Interests*^(x)	209,883	104,942
		15,646,217
Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	582
Mitel Networks International Ltd. (Canada)*^	125,642	1,256
		1,838
Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	172,298	124,916
Xplore, Inc. (Canada), CVR*^(x)	11,734	1
		124,917

Total Common Stocks (cost $15,380,554)		22,079,284
Preferred Stocks 1.7%
Banks 0.7%
Bank of America Corp., 4.125%, Maturing 06/28/26	153,440	2,553,241
Bank of America Corp., 4.250%, Maturing 11/17/26	243,736	4,143,512
Bank of America Corp., 4.375%, Maturing 06/28/26	87,934	1,537,966
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31	47,530	1,187,775
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	7,318	126,601
JPMorgan Chase & Co., 4.625%, Maturing 09/01/26	235,371	4,415,560
		13,964,655
Capital Markets 0.7%
Eagle Point Credit Co., 7.750%, Maturing 06/30/30(a)	126,346	3,207,925
OFS Capital Corp., 7.500%, Maturing 07/31/28	56,000	1,440,320
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	36,949	927,420

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Preferred Stocks (Continued)
Capital Markets (cont’d.)
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	100,875	$2,549,111
Saratoga Investment Corp., 7.500%, Maturing 02/06/31(a)	130,394	3,266,370
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29(a)	97,015	2,432,166
		13,823,312
Consumer Staples Distribution & Retail 0.3%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	589	5,818,298
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	488	530,700
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	17,997	234,735

Total Preferred Stocks (cost $34,707,288)		34,371,700

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	456,793	4

Total Long-Term Investments (cost $2,008,635,409)		1,955,385,421

	Shares
Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wa)	69,158,810	69,158,810
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $12,583,752; includes $12,551,770 of cash collateral for securities on loan)(b)(wa)	12,593,082	12,584,267

Total Short-Term Investments (cost $81,742,562)		81,743,077

TOTAL INVESTMENTS 102.8% (cost $2,090,377,971)		2,037,128,498
Liabilities in excess of other assets(z) (2.8)%		(55,719,230)

Net Assets 100.0%		$1,981,409,268

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AID—Agency for International Development
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $120,137,372 and 6.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,222,321; cash collateral of $12,551,770 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$639,450	$42,740	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	4	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	565,481	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	1,888,644	12,856,873	0.7
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	104,942	104,942	0.0
Sound Physicians Holdings LLC(Class A Stock)*^	05/31/24-06/28/24	1,014	3,276,525	0.2
Sound Physicians Holdings LLC(Class A2 Stock)*^	05/31/24	449,574	454,115	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/24/24	559,164	124,916	0.0
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	1	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	—	1	0.0
Total		$10,773,701	$17,425,598	0.9%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aegion Corp., Delayed Draw Term Loan, —%(p), Maturity Date 04/25/33 (cost $900,631)	1,403	$900,404	$—	$(227)
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $258,374)^	262	256,571	—	(1,803)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $430,623)^	436	427,618	—	(3,005)
Coreweave Compute Acquisition Co Iv LLC, Delayed Draw Term Loan, 0.500%, Maturity Date 11/17/31 (cost $2,282,337)	2,305	2,352,396	70,059	—
Databank Oracle, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/29 (cost $2,086,341)^	2,110	2,109,535	23,194	—
Denali Intermediate Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 08/26/32 (cost $450,598)^	455	429,704	—	(20,894)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $2,468,640)^	2,469	2,468,640	—	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,805,992	5,992	—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Unfunded loan commitments outstanding at May 31, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $4,031,464)	3,909	$3,736,037	$—	$(295,427)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $1,000,000)	1,000	999,170	—	(830)
Salas O’Brien, Inc., DDTL, Delayed Draw Term Loan, —%(p), Maturity Date 01/31/33 (cost $225,185)^	226	225,432	247	—
		$15,711,499	$99,492	$(322,186)
Unfunded preferred stock commitment outstanding at May 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $2,940,000)^	294	$2,940,000	$—	$—

Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	$1,601,688	$19,175
Short Positions:
208	2 Year U.S. Treasury Notes	Sep. 2026	42,965,000	(67,547)
24	5 Year Euro-Bobl	Sep. 2026	3,224,023	(10,604)
1,404	5 Year U.S. Treasury Notes	Sep. 2026	150,524,160	(672,203)
304	10 Year U.S. Treasury Notes	Sep. 2026	33,387,752	(256,301)
69	20 Year U.S. Treasury Bonds	Sep. 2026	7,743,094	(114,826)
				(1,121,481)
				$(1,102,306)
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	GSI	GBP	7,610	$10,197,602	$10,247,856	$50,254	$—
Euro,
Expiring 06/02/26	SSB	EUR	24,935	28,907,647	29,090,060	182,413	—
				$39,105,249	$39,337,916	232,667	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	BNP	GBP	7,610	$10,265,103	$10,247,856	$17,247	$—
Expiring 07/02/26	GSI	GBP	7,610	10,196,895	10,247,341	—	(50,446)
Euro,
Expiring 06/02/26	TD	EUR	24,935	29,248,365	29,090,060	158,305	—
Expiring 07/02/26	SSB	EUR	24,935	28,945,948	29,126,599	—	(180,651)
				$78,656,311	$78,711,856	175,552	(231,097)
						$408,219	$(231,097)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	9,623	$(665,488)	$(895,136)	$(229,648)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	22,721	2.833%	$1,507,028	$2,133,353	$626,325
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	236,075	0.507%	3,515,753	5,769,258	2,253,505
					$5,022,781	$7,902,611	$2,879,830
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BNP	06/22/26	4,795	$52,242	$—	$52,242
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BNP	06/22/26	30,000	397,273	—	397,273
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BNP	06/22/26	56,380	475,564	—	475,564
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	MSI	06/22/26	158,100	3,841,224	—	3,841,224
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 3.630%	BARC	09/21/26	72,000	(327,122)	—	(327,122)
					$4,439,181	$—	$4,439,181
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).